Concentration of Risks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration of Risks (Textual)
Cash and cash equivalents and restricted cash	$ 4,545	$ 2,563
Financial institutions deposit	$ 11,974	$ 2,200
Foreign currency exchange rate risk, description	The appreciation / (depreciation) of the US$ against RMB was approximately 6.1%, 6.8% and (5.8%) in the years ended December 31, 2015, 2016 and 2017, respectively. The appreciation / (depreciation) of the US$ against Rupee was approximately 4.7%, 3.3% and (5.9%) in the years ended December 31, 2015, 2016 and 2017, respectively.
Customer A [Member] | Net revenues [Member]
Concentration of Risks (Textual)
Concentration risk, percentage			9.00%
Customer B [Member] | Net revenues [Member]
Concentration of Risks (Textual)
Concentration risk, percentage		23.00%
Customer B [Member] | Accounts receivable [Member]
Concentration of Risks (Textual)
Concentration risk, percentage		25.00%
Customer C [Member] | Net revenues [Member]
Concentration of Risks (Textual)
Concentration risk, percentage	41.00%
Customer C [Member] | Accounts receivable [Member]
Concentration of Risks (Textual)
Concentration risk, percentage	47.00%